Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund ETF)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014	S&P Global ex-U.S. Property Index Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.64%	1.12%	1.74%	2.29%	2.92%
Since Inception	5.95%	4.52%	4.13%	5.81%	5.83%